Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Description
Warrant liabilities	$ 14,993,775	$ 6,038,351
Public Warrants [Member]
Description
Warrant liabilities	14,550,000
Private Warrants [Member]
Description
Warrant liabilities	443,775
Quoted Prices In Active Markets (Level 1) [Member]
Description
Warrant liabilities	14,550,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Description
Warrant liabilities	14,550,000
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants [Member]
Description
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Description
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Description
Warrant liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants [Member]
Description
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Description
Warrant liabilities	443,775
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Description
Warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants [Member]
Description
Warrant liabilities	$ 443,775